 Report of Independent Registered Public Accounting Firm

To the Interest Holders of the Portfolios and Board of Trustees
Allspring Master Trust:

In planning and performing our audits of the financial statements of Allspring Bloomberg US Aggregate ex-Corporate Portfolio, (formerly, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio), Allspring Emerging Markets Bond Portfolio (formerly, Wells Fargo Emerging Markets Bond Portfolio), Allspring Factor Enhanced Emerging Markets Equity Portfolio (formerly, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio), Allspring Factor Enhanced International Equity Portfolio (formerly, Wells Fargo Factor Enhanced International Equity Portfolio), Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio), Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio (formerly, Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio), Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio), Allspring High Yield Corporate Bond Portfolio (formerly, Wells Fargo High Yield Corporate Bond Portfolio), Allspring Investment Grade Corporate Bond Portfolio (formerly, Wells Fargo Investment Grade Corporate Bond Portfolio), Allspring Strategic Retirement Bond Portfolio (formerly, Wells Fargo Strategic Retirement Bond Portfolio), and Allspring U.S. REIT Portfolio (formerly, Wells Fargo U.S REIT Portfolio) (collectively, the “Portfolios”), eleven of the portfolios comprising Allspring Master Trust (formerly, Wells Fargo Master Trust), as of and for the year ended February 28, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Portfolios’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios’ internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of February 28, 2022.

This report is intended solely for the information and use of management and the Board of Trustees of Allspring Master Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/KPMG LLP
Boston, Massachusetts
April 28, 2022